Retirement Plans	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Retirement Plans
Retirement Plans
Pacific Drilling sponsors a defined contribution retirement plan covering substantially all U.S. employees and an international savings plan. During the years ended December 31, 2015, 2014 and 2013, our total employer contributions to both plans amounted to $7.0 million, $6.9 million and $4.5 million, respectively.